Schedule I-Condensed Financial Information	12 Months Ended
Dec. 31, 2012
Schedule I-Condensed Financial Information
Schedule I-Condensed Financial Information

Vipshop Holdings Limited

Schedule I—Condensed Financial Information

Statements of Income (Loss) and Comprehensive Income (Loss)

(In U.S. dollars, except for share data)

	8.27.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
General and administrative expenses	—	(73,927,902)	(7,596,949)
Loss from operations	—	(73,927,902)	(7,596,949)
Equity in losses of subsidiaries and a variable interest entity	(6,657,478)	(33,343,623)	(1,875,125)
Net loss	(6,657,478)	(107,271,525)	(9,472,074)
Deemed dividend on issuance of Series A Preferred Shares	—	(49,214,977)	—
Net loss attributable to ordinary shareholders	(6,657,478)	(156,486,502)	(9,472,074)
Net loss	(6,657,478)	(107,271,525)	(9,472,074)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(155,502)	(569,628)	994,606
Comprehensive loss	(6,812,980)	(107,841,153)	(8,477,468)

Vipshop Holdings Limited

Schedule I—Condensed Financial Information

Balance Sheets

(In U.S. dollars, except for share data)

	As of December 31,
	2011	2012
	$	$
ASSETS
NON-CURRENT ASSETS
Amount due from a subsidiary	18,289,203	82,582,815
TOTAL ASSETS	18,289,203	82,582,815
LIABILITIES AND EQUITY(DEFICIT)
Amount due to a shareholder	1	1
Total liabilities	1	1
EQUITY(DEFICIT)
Ordinary shares (US$0.0001 par value, 471,620,833 shares authorized, and 46,234,659 and 101,284,881 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	4,624	10,128
Series A Preferred Shares (US$0.0001 par value, 20,212,500 shares authorized, issued and outstanding as of December 31, 2011)	20,113,898	—
Series B Preferred Shares (US$0.0001 par value, 8,166,667 shares authorized, issued and outstanding as of December 31, 2011)	41,147,021	—
Additional paid-in capital	124,341,953	258,368,448
Accumulated losses	(166,553,261)	(176,025,335)
Accumulated other comprehensive income (loss)	(765,033)	229,573
Total shareholders’ equity	18,289,202	82,582,814
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	18,289,203	82,582,815

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information

Statements of Shareholders’ Equity (Deficit)

(In U.S. dollars, except for share data)

	Series A Preferred shares		Series B Preferred shares		Ordinary shares		Additional paid-in	Accumulated	Accumulated other comprehensive
	No. of shares	Amount	No. of shares	Amount	No. of shares	Amount	capital	losses	income (loss)	Total
		$		$		$	$	$	$	$
Balance as of August 27, 2010	—	—	—	—	47,775,000	4,778	145,805	(3,409,281)	(39,903)	(3,298,601)
Net loss	—	—	—	—	—	—	—	(6,657,478)	—	(6,657,478)
Foreign currency translation	—	—	—	—	—	—	—	—	(155,502)	(155,502)
Balance as of December 31, 2010	—	—	—	—	47,775,000	4,778	145,805	(10,066,759)	(195,405)	(10,111,581)
Net loss	—	—	—	—	—	—	—	(107,271,525)	—	(107,271,525)
Repurchase of ordinary shares	—	—	—	—	(1,837,500)	(184)	(1,837,316)	—	—	(1,837,500)
Issuance of ordinary shares	—	—	—	—	297,159	30	1,499,964	—	—	1,499,994
Issuance of Series A Preferred shares	20,212,500	20,113,898	—	—	—	—	—	—	—	20,113,898
Issuance of Series B Preferred shares	—	—	8,166,667	41,147,021	—	—	—	—	—	41,147,021
Registered capital contributions by shareholders of the VIE	—	—	—	—	—	—	1,390,621	—	—	1,390,621
Deemed dividend on issuance of Series A Preferred shares	—	—	—	—	—	—	49,214,977	(49,214,977)	—	—
Share-based compensation expenses	—	—	—	—	—	—	73,927,902	—	—	73,927,902
Foreign currency translation	—	—	—	—	—	—	—	—	(569,628)	(569,628)
Balance as of December 31, 2011	20,212,500	20,113,898	8,166,667	41,147,021	46,234,659	4,624	124,341,953	(166,553,261)	(765,033)	18,289,202
Net loss	—	—	—	—	—	—	—	(9,472,074)	—	(9,472,074)
Issuance of ordinary shares pursuant to initial public offering	—	—	—	—	22,009,200	2,201	66,020,596	—	—	66,022,797
Direct offering expenses	—	—	—	—	—	—	(3,332,962)	—	—	(3,332,962)
Conversion of Series A Preferred Shares into ordinary shares	(20,212,500)	(20,113,898)	—	—	20,212,500	2,021	20,111,877	—	—	—
Conversion of Series B Preferred Shares into ordinary shares	—	—	(8,166,667)	(41,147,021)	12,682,206	1,268	41,145,753	—	—	—
Proceeds from registered capital contributions by shareholders of the VIE	—	—	—	—	—	—	2,292,763	—	—	2,292,763
Proceeds from issuance of ordinary shares upon exercise of stock options	—	—	—	—	146,316	14	191,519	—	—	191,533
Share-based compensation expenses	—	—	—	—	—	—	7,596,949	—	—	7,596,949
Foreign currency translation	—	—	—	—	—	—	—	—	994,606	994,606
Balance as of December 31, 2012	—	—	—	—	101,284,881	10,128	258,368,448	(176,025,335)	229,573	82,582,814

VIPSHOP HOLDINGS LIMITED

NOTE TO SCHEDULE I

(In U.S. dollars, except for share or per share data)

Schedule I has been provided pursuant to the requirement of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.

As of December 31, 2011 and 2012, $34,351,666 and $121,629,677 of the restricted capital and reserves are not available for distribution respectively, and as such, the condensed financial information of Vipshop Holdings Limited (“Parent Company”) has been presented. Relevant PRC laws and regulations also restrict the WFOE and the VIE from transferring a portion of their net assets to the Company in the form of loans and advances or cash dividends. No dividends have been paid by the WFOE or the VIE to the Company during the periods presented. Total restricted net assets of the Group include net assets of VIE and paid in capital of WOFE. The balance of restricted net assets was $34,351,666 and $121,629,677, of which $1,536,426 and $3,829,188 was attributed to the net assets of the VIE and $31,226,400 and $105,000,000 was attributed to the paid in capital of the WFOE, as of December 31, 2011 and 2012, respectively.

During the each of the three years in the period ended December 31, 2012, no cash dividend was declared and paid by the Parent Company.

Basis of preparation

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in its consolidated financial statements, except that the Parent Company has used the equity method to account for its investment in its subsidiaries and its variable interest entity. Accordingly, the condensed financial information presented herein represents the financial information of the Parent Company.

No cash flow statement has been presented as the Parent Company has no cash transactions for all the years presented.